UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Errol M Rudman

Address:  712 Fifth Avenue
          20th Floor
          New York, NY 10019

13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Errol M Rudman
Title:    Investment Manager
Phone:    (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York             May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
                  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $155,871
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                      FORM 13F INFORMATION TABLE
                                                            Errol M Rudman
                                                            March 31, 2008



COLUMN 1                       COLUMN  2    COLUMN 3    COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                     VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------                 --------     -----       --------  -------   --- ----   ----------  --------  ----      ------  ----
AKAMAI TECHNOLOGIES INC        COM          00971T101    4,337     154,025  SH         SOLE        NONE       154,025
AMPHENOL CORP NEW              CL A         032095101    7,471     200,557  SH         SOLE        NONE       200,557
APACHE CORP                    COM          037411105    2,537      21,000  SH         SOLE        NONE        21,000
ATLAS ENERGY RESOURCES LLC     COM          049303100    5,320     171,600  SH         SOLE        NONE       171,600
BEAR STEARNS COS INC           COM          073902108      210      20,000      CALL   SOLE        NONE        20,000
BELDEN INC                     COM          077454106    9,328     264,100  SH         SOLE        NONE       264,100
BIOMIMETIC THERAPEUTICS INC    COM          09064X101      755      94,396  SH         SOLE        NONE        94,396
BORLAND SOFTWARE CORP          COM          099849101    1,038     513,800  SH         SOLE        NONE       513,800
COMMSCOPE INC                  COM          203372107    4,058     116,500  SH         SOLE        NONE       116,500
CVS CAREMARK CORPORATION       COM          126650100    6,527     161,116  SH         SOLE        NONE       161,116
DELL INC                       COM          24702R101    3,247     163,000  SH         SOLE        NONE       163,000
EXPRESS SCRIPTS INC            COM          302182100    5,467      85,000  SH         SOLE        NONE        85,000
FLOUR CORP NEW                 COM          343412102    2,470      17,500  SH         SOLE        NONE        17,500
FOSTER WHEELER LTD             SHS NEW      G36535139    2,452      43,300  SH         SOLE        NONE        43,300
HARRIS STRATEX NTWRKS INC      CL A         41457P106    1,259     125,543  SH         SOLE        NONE       125,543
LAZARD LTD                     SHS A        G54050102    6,892     180,425  SH         SOLE        NONE       180,425
LIBERTY GLOBAL INC             COM SER A    530555101    3,247      95,264  SH         SOLE        NONE        95,264
LIBERTY GLOBAL INC             COM SER C    530555309    1,814      55,864  SH         SOLE        NONE        55,864
MEDCO HEALTH SOLUTIONS INC     COM          58405U102    5,456     124,600  SH         SOLE        NONE       124,600
MOHAWK INDS INC                COM          608190104    8,903     124,325  SH         SOLE        NONE       124,325
NORFOLK SOUTHERN CORP          COM          655844108    2,336      43,000  SH         SOLE        NONE        43,000
OCCIDENTAL PETE CORP DEL       COM          674599105    2,415      33,000  SH         SOLE        NONE        33,000
ORACLE CORP                    COM          68389X105    3,364     172,000  SH         SOLE        NONE       172,000
RAYMOND JAMES FINANCIAL INC    COM          754730109    2,298     100,000  SH         SOLE        NONE       100,000
RITCHIE BROS AUCTIONEERS       COM          767744105   12,043     146,650  SH         SOLE        NONE       146,650
RUSH ENTERPRISES INC           CL A         781846209    3,452     217,950  SH         SOLE        NONE       217,950
SILICON LABORATORIES INC       COM          826919102      631      20,000  SH         SOLE        NONE        20,000
STIFEL FINL CORP               COM          860630102    6,174     137,500  SH         SOLE        NONE       137,500
SUN MICROSYSTEMS INC           COM NEW      866810203    6,059     390,150  SH         SOLE        NONE       390,150
TALISMAN ENERGY INC            COM          87425E103    2,549     144,000  SH         SOLE        NONE       144,000
THOMAS & BETTS CORP            COM          884315102    5,134     141,150  SH         SOLE        NONE       141,150
TIME WARNER TELECOM INC        CL A         887319101   11,953     771,662  SH         SOLE        NONE       771,662
TRANSDIGM GROUP INC            COM          893641100   12,201     329,325  SH         SOLE        NONE       329,325
XTO ENERGY INC                 COM          98385X106    2,474      40,000  SH         SOLE        NONE        40,000



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